Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Verizon Communications Inc. and Subsidiaries

For the Years Ended December 31, 2013, 2012 and 2011

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)(b)	Deductions Note (c)(d)	Balance at End of Period
Allowance for Uncollectible Accounts Receivable:

Year 2013	$641	$993	$162	$1,151	$645
Year 2012	802	972	113	1,246	641
Year 2011	876	1,026	139	1,239	802

Valuation Allowance for Deferred Tax Assets:

Year 2013	$2,041	$235	$30	$710	$1,596
Year 2012	2,376	120	38	493	2,041
Year 2011	3,421	108	25	1,178	2,376

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.

(c)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(d)	Reductions to valuation allowances related to deferred tax assets.